Annual Operating Expenses {- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-09 - Fidelity® Fund - Fidelity Fund-Retail Class	Aug. 29, 2022
Operating Expenses:
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.45%